Accounts Receivable, Net - Accounts Receivable Activity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 38,712	$ 49,979
Less: allowance for current expected credit losses	(13,845)	(19,027)	$ (14,897)	$ (9,869)
Accounts receivable, net	$ 24,867	$ 30,952